Borrowings (Collateral Pledged for Repurchase Agreements) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 230,263	$ 97,671
Short-term Borrowings	32,811	53,235
US Treasury Securities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	35,147	36,316
Maturity Overnight [Member] | US Treasury Securities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	34,917	35,515
Maturity Less than 30 Days [Member] | US Treasury Securities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	0	139
Maturity 30 to 90 Days [Member] | US Treasury Securities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	0	277
Maturity Greater than 90 Days [Member] | US Treasury Securities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	230	385
Securities Sold under Agreements to Repurchase [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	35,147	36,316
Short-term Borrowings	$ 32,811	$ 33,563